Taxes (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes
Financial liabilities, beginning	R$ 3,326,795	R$ 3,927,824
Monetary variation	261,463	100,971
Financial liabilities transfer to sectorial financial liabilities	(1,593,100)	(702,000)
Financial liabilities, ending	1,995,158	R$ 3,326,795
Financial liabilities, current	550,527
Financial liabilities, Noncurrent	R$ 1,444,631